SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated financial statements with intercompany balances and transactions eliminated between the VIE and its subsidiaries

	As of December 31,
	2021	2022

	(HK$ in thousands)
Total assets	254,602	309,708
Total liabilities	176,204	191,263

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Total operating revenue	103,433	210,161	226,468
Net income	20,727	52,741	39,542

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Net cash (used in)/generated from operating activities	(14,847)	2,340	34,727
Net cash generated from/(used in) investing activities	17,104	(3,327)	(3,201)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	(1,476)
Net increase/(decrease) in cash, cash equivalents and restricted cash	2,257	(987)	30,050
Cash, cash equivalents and restricted cash at beginning of the year	1,481	3,738	2,751
Cash, cash equivalents and restricted cash at end of the year	3,738	2,751	32,801

Schedule of property and equipment at the end of the estimated useful lives

Category	Estimated useful lives	Residual rate
Computers equipment	3 - 5 years	5%
Furniture and fixtures	3 - 5 years	5%
Office equipment	3 - 5 years	5%
Office building	30 years	5%
Vehicle	5 years	5%

Summary of estimated useful lives

Category	Estimated useful lives
Computer software	5 years
Licenses	10 years

Schedule of brokerage commission income related to the customer loyalty program

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Brokerage commission income, gross	1,807,203	3,640,845	3,567,264
Less: revenue netted or deferred	(276,155)	(493,235)	(323,009)
Brokerage commission income, net	1,531,048	3,147,610	3,244,255